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Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Ronda RMBS 2025 Designated Activity Company

3rd Floor Fleming Court

Fleming's Place

Dublin 4

D04 N4X9

(the “Issuer”)

Goldman Sachs International

Plumtree Court

25 Shoe Lane

London

EC4A 4AU

(the “Arranger” and “Lead Manager”)

and the other Managers (as defined in the Engagement Letter)

1 October 2025

Dear Sirs/Madams,

PROPOSED ISSUE BY RONDA RMBS 2025 DESIGNATED ACTIVITY COMPANY OF RESIDENTIAL MORTGAGE-BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Arranger, the Lead Manager, the Managers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Arranger, the Lead Manager and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Arranger, the Lead Manager and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the appropriateness of the procedures is solely the responsibility of the Issuer, the Arranger, the Lead Manager and the Managers as discussed above. The Issuer shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.              Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file ‘Project Flamenco - Friendly Data Tape_NBO Update_20250430_vDELOITTE.xlsx’ (the “First Pool Run”) containing an account number for each of the 4,920 loans and 5,991 corresponding properties in the Loan Pool.

A random sample of 447 loans and 447 corresponding properties was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Issuer then provided the data files ‘Project Flamenco - Friendly Data Tape - Phase II Update 28May_v03.xlsx’, ‘Project Flamenco - Friendly Data Tape - Performance [Phase II Update].xlsx’, ‘Project Flamenco - Friendly Data Tape - Payment Frequency.xlsx’, ‘Project Flamenco - Friendly Data Tape - Amortisation Type.xlsx’ and ‘Participantes_DNIs_Nombres.xlsx’ containing information for each loan and corresponding property in the Sample (together, the “Sample Pool”) as at 28 February 2025 (the “Cut-off Date”).

In addition, the Issuer provided the data file ‘Project Flamenco - Friendly Data Tape - Bank Appraisal Typology.xlsx’ (the “Current Valuation Data File”) as at 30 April 2025 (the “Current Valuation Cut-off Date”).

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 8 May to 4 June 2025.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.34 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the deed and novated deed (together, the “deed”), the nota simple, the valuation report and the Seller’s primary system of record, TPX (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.              Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

2

For the purposes of this report, the failure of a single attribute is termed an error.

Loan level testing

2.1	Public Deed (no data field)

For each loan shown in the Sample Pool, we confirmed whether the mortgage file included either an executed deed or a nota simple listing the registered deed information in relation to the loan. We found that the mortgage file included an executed deed or a nota simple listing the registered deed information, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2	Originator (field ‘ORIGINATOR [Enriched 28/05/2025]’)

For each loan shown in the Sample Pool, we confirmed whether the originator shown on the Sample Pool agreed to that shown on the deed or nota simple. We found that the originator agreed to the deed or nota simple, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3	Borrower Name(s) (field ‘nompers’)

For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) shown on the Sample Pool agreed to that shown on the deed or nota simple or System. We found that the borrower name(s) agreed to the deed or nota simple or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4	Borrower Nationality (field ‘NATIONALITY’)

For each loan shown in the Sample Pool, we confirmed whether the borrower’s nationality shown in the Sample Pool agreed with that shown on the deed or nota simple or System. We found that the borrower’s nationality agreed to that shown on the deed or nota simple or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5	Loan Transmission (no data field)

For each loan shown in the Sample Pool, we confirmed there were no restrictions noted for loan transfer, as shown in the deed. We found that there were no restrictions noted for loan transfer, as shown in the deed, except for 5 cases.

Deloitte reference	Description of exception
143	Deed unavailable
324	Deed unavailable
408	Deed unavailable
443	Deed unavailable
444	Deed unavailable

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.6	Current Grace Period (Y/N) (field ‘CURRENT GRACE PERIOD (Y/N)’)

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For each loan shown in the Sample Pool, we confirmed whether the current grace period (Y/N) shown in the Sample Pool agreed with that shown on the System. We found that the current grace period (Y/N) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Grace Period End Date (field ‘GRACE PERIOD END DATE [Enriched 14/04/2025]’)

For each loan shown in the Sample Pool, we confirmed whether the grace period end date shown in the Sample Pool agreed with that shown on the System. We found that the grace period end date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8	Loan Origination Date (field ‘ORIGINATION DATE [Enriched 28/05/2025]’)

For each loan shown in the Sample Pool, we confirmed whether the loan origination date shown in the Sample Pool agreed with that shown on the deed or nota simple or System, to within 60 days. We found that the loan origination date agreed to that shown on the deed or nota simple or System, to within 60 days, except for 1 case.

Deloitte reference	Description of exception
338	Sample Pool = 02/09/2006; deed, nota simple and System = 02/09/2005

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.9	Loan Maturity Date (field 'MATURITY DATE’)

For each loan shown in the Sample Pool, we confirmed whether the maturity date shown in the Sample Pool agreed with that shown on the System. We found that the maturity date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10	Original balance (€) (field 'ORIGINAL AMOUNT (€) [Enriched 28/05/2025]’)

For each loan shown in the Sample Pool, we confirmed whether the original balance shown in the Sample Pool agreed with that shown on the deed or nota simple or System. We found that the original balance agreed to that shown on the deed or nota simple or System, except for 2 cases.

Deloitte reference	Description of exception
39	Sample Pool = €138,076; deed = €139,339, nota simple = €188,433.91, System = €139,339
58	Sample Pool = €8,532; deed, nota simple and System = €49,366.45

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.11	Interest rate

2.11.1	Interest rate type (field 'TYPE OF INTEREST’)

For each loan shown in the Sample Pool, we confirmed whether the interest rate type shown in the Sample Pool agreed with that shown on the System. We found that the interest rate type agreed to that shown on the System, with no exception.

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As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.2	Current interest rate (field 'FINAL INTEREST RATE APPLIED POST-BONUS (%)’)

For each loan shown in the Sample Pool, we confirmed whether the current interest rate shown in the Sample Pool agreed with that shown on the System. We found that the current interest rate agreed to that shown on the System, except for 1 case.

Deloitte reference	Description of exception
344	Sample Pool = 4.53%; System = 4.38%

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.11.3	Current interest index reference (field 'CURRENT INTEREST INDEX REFERENCE’)

For each loan shown in the Sample Pool, we confirmed whether the current interest index reference shown in the Sample Pool agreed with that shown on the System. We found that the current interest index reference agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.4	Current index reference rate (field 'CURRENT INDEX REFERENCE RATE (%)’)

For each loan shown in the Sample Pool, we confirmed whether the current index reference rate (%) shown in the Sample Pool agreed with that shown on the System. We found that the current index reference rate (%) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.5	Current spread rate (field 'CURRENT SPREAD RATE (%)’)

For each loan shown in the Sample Pool, we confirmed whether the current spread rate (%) shown in the Sample Pool agreed with that shown on the System. We found that the current spread rate (%) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.6	Current spread end date (field ‘END DATE OF CURRENT SPREAD’)

For each loan shown in the Sample Pool, we confirmed whether the current spread end date shown in the Sample Pool agreed with that shown on the System. We found that the current spread end date agreed to that shown on the System, except for 1 case.

Deloitte reference	Description of exception
192	Sample Pool = 04/10/2026; System = no data

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.11.7	Current interest index capture date (field 'CURRENT INTEREST INDEX CAPTURE DATE’)

For each loan shown in the Sample Pool, we confirmed whether the current interest index capture date shown in the Sample Pool agreed with that shown on the System. We found that the current interest index capture date agreed to that shown on the System, with no exception.

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As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.8	Current interest index next reset date (field 'CURRENT INTEREST INDEX NEXT RESET DATE’)

For each loan shown in the Sample Pool, we confirmed whether the current interest index next reset date shown in the Sample Pool agreed with that shown on the System. We found that the current interest next reset date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.9	Current interest bonus (%) (field 'CURRENT INTEREST RATE BONUS (%)’)

For each loan shown in the Sample Pool, we confirmed whether the current interest bonus (%) shown in the Sample Pool agreed with that shown on the System. We found that the current interest bonus (%) agreed to that shown on the System, except for 1 case.

Deloitte reference	Description of exception
344	Sample Pool = 1%; System = 1.25%

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.11.10	Current interest index last reset date (field 'CURRENT INTEREST INDEX LAST RESET DATE’)

For each loan shown in the Sample Pool, we confirmed whether the current interest index last reset date shown in the Sample Pool agreed with that shown on the System. We found that the current interest last reset date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.11	Interest rate cap (%) (field 'INTEREST RATE CAP (%)’)

For each loan shown in the Sample Pool, we confirmed whether the interest rate cap (%) shown in the Sample Pool agreed with that shown on the System. We found that the interest rate cap (%) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.12	Interest rate floor (%) (field 'INTEREST RATE FLOOR (%)’)

For each loan shown in the Sample Pool, we confirmed whether the interest rate floor (%) shown in the Sample Pool agreed with that shown on the System. We found that the interest rate floor (%) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.13	Interest rate type reversion date (field 'DATE OF INTEREST RATE TYPE CHANGE’)

For each loan shown in the Sample Pool, we confirmed whether the interest rate type reversion date shown in the Sample Pool agreed with that shown on the System. We found that the interest rate type reversion date agreed to that shown on the System, with no exception.

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As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12	Payment Frequency (field ‘PAYMENT FREQUENCY’)

For each loan shown in the Sample Pool, we confirmed whether the payment frequency shown in the Sample Pool agreed with that shown on the System. We found that the payment frequency agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13	Amortisation type (field 'AMORTISATION TYPE’)

For each loan shown in the Sample Pool, we confirmed whether the amortisation type shown in the Sample Pool agreed with that shown on the System. We found that the amortisation type agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14	Principal Balance (not due) (€) (field 'PRINCIPAL BALANCE [Not Due] (€)’)

For each loan shown in the Sample Pool, we confirmed whether the principal balance (not due) shown in the Sample Pool agreed with that shown on the System. We found that the principal balance (not due) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15	Outstanding Balance (€) (field 'OUTSTANDING BALANCE (€)’)

For each loan shown in the Sample Pool, we confirmed whether the outstanding balance shown in the Sample Pool agreed with that shown on the System. We found that the outstanding balance agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16	Current Principal Balance (due) (field 'PRINCIPAL BALANCE [Due] (€)’)

For each loan shown in the Sample Pool, we confirmed whether the current principal balance (due) shown in the Sample Pool agreed with that shown on the System. We found that the current principal balance (due) agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17	Current instalment amount (€) (field 'TOTAL (€)’)

For each loan shown in the Sample Pool, we confirmed whether the current instalment amount shown in the Sample Pool agreed with that shown on the System. We found that the current instalment amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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2.18	Instalment interest amount (€) (field 'INTEREST (€)’)

For each loan shown in the Sample Pool, we confirmed whether the instalment interest amount shown in the Sample Pool agreed with that shown on the System. We found that the instalment interest amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19	Instalment default interest amount (€) (field 'DEFAULT INTEREST (€)’)

For each loan shown in the Sample Pool, we confirmed whether the instalment default interest amount shown in the Sample Pool agreed with that shown on the System. We found that the instalment default interest amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20	Other fees (€) (field 'OTHERS (€)’)

For each loan shown in the Sample Pool, we confirmed whether the other fees amount shown in the Sample Pool agreed with that shown on the System. We found that the other fees amount agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21	Days past due (field ‘DAYS PAST DUE’)

For each loan shown in the Sample Pool, we confirmed whether the number of days past due shown in the Sample Pool agreed with that shown on the System. We found that the number of days past due agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.22	Restructure flag (Y/N) (field 'RESTRUCTURED (Y/N) [Enriched 28/05/2025]’)

For each loan shown in the Sample Pool, we confirmed whether the restructure flag shown in the Sample Pool agreed with that shown on the deed, nota simple or System. We found that the restructure flag agreed to that shown on the deed, nota simple or System, except for 2 cases.

Deloitte reference	Description of exception
238	Sample Pool = N; deed and nota simple = not shown, System = Y
253	Sample Pool = N; deed and nota simple = not shown, System = Y

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.23	Last restructure date (field 'LAST RESTRUCTURING DATE [Enriched 28/05/2025]’)

For each loan shown in the Sample Pool, we confirmed whether the last restructure date shown in the Sample Pool agreed with that shown on the deed, nota simple or System. We found that the last restructure date agreed to that shown on the deed, nota simple or System, except for 2 cases.

Deloitte reference	Description of exception
238	Sample Pool = N/A; deed and nota simple = not shown, System = 22/04/2020
253	Sample Pool = N/A; deed and nota simple = not shown, System = 07/05/2020

8

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.24	Currency (no data field)

For each loan shown in the Sample Pool, we confirmed whether the loan was denominated in Euro, as shown on the deed or nota simple. We found that the loan was denominated in Euro, as shown on the deed or nota simple, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25	Last 6 months collections amount (no data field)

2.25.1	For each mortgage loan in the Sample Pool, we confirmed whether the September 2024 collections amount shown in the Sample Pool agreed to that shown on the System. We found that the September 2024 collections amount received agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25.2	For each mortgage loan in the Sample Pool, we confirmed whether the October 2024 collections amount shown in the Sample Pool agreed to that shown on the System. We found that the October 2024 collections amount received agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25.3	For each mortgage loan in the Sample Pool, we confirmed whether the November 2024 collections amount shown in the Sample Pool agreed to that shown on the System. We found that the November 2024 collections amount received agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25.4	For each mortgage loan in the Sample Pool, we confirmed whether the December 2024 collections amount shown in the Sample Pool agreed to that shown on the System. We found that the December 2024 collections amount received agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25.5	For each mortgage loan in the Sample Pool, we confirmed whether the January 2025 collections amount shown in the Sample Pool agreed to that shown on the System. We found that the January 2025 collections amount received agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25.6	For each mortgage loan in the Sample Pool, we confirmed whether the February 2025 collections amount shown in the Sample Pool agreed to that shown on the System. We found that the February 2025 collections amount received agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.26	Last 6 months collections date (no data field)

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2.26.1	For each mortgage loan in the Sample Pool, we confirmed whether the September 2024 collections date shown in the Sample Pool agreed to that shown on the System. We found that the September 2024 collections date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.26.2	For each mortgage loan in the Sample Pool, we confirmed whether the October 2024 collections date shown in the Sample Pool agreed to that shown on the System. We found that the October 2024 collections date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.26.3	For each mortgage loan in the Sample Pool, we confirmed whether the November 2024 collections date shown in the Sample Pool agreed to that shown on the System. We found that the November 2024 collections date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.26.4	For each mortgage loan in the Sample Pool, we confirmed whether the December 2024 collections date shown in the Sample Pool agreed to that shown on the System. We found that the December 2024 collections date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.26.5	For each mortgage loan in the Sample Pool, we confirmed whether the January 2025 collections date shown in the Sample Pool agreed to that shown on the System. We found that the January 2025 collections date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.26.6	For each mortgage loan in the Sample Pool, we confirmed whether the February 2025 collections date shown in the Sample Pool agreed to that shown on the System. We found that the February 2025 collections date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

Collateral level testing

2.27	Original collateral valuation amount (€) (field 'ORIGINAL COLLATERAL VALUATION (€) [Enriched 28/05/2025]’)

For each property shown in the Sample Pool, we confirmed whether the original collateral valuation amount shown in the Sample Pool agreed with that shown on the deed or nota simple. We found that the original collateral amount agreed to that shown on the deed or nota simple, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.28	Bank appraisal amount (€) (field 'BANK APPRAISAL (€) [as of 30/04/2025]’)

For each property shown in the Sample Pool, we confirmed whether the bank appraisal amount shown in the Current Valuation Data File agreed with that shown on the valuation report or the System as at the Current Valuation Cut-off Date. We found that the bank appraisal amount agreed to that shown on the valuation report or the System as at the Current Valuation Cut-off Date, except for 9 cases.

10

Deloitte reference	Description of exception
15	Sample Pool = €108,633; valuation report = €113,162, System = €112,518
16	Sample Pool = €125,646.04; valuation report = not shown, System = €147,306.35
22	Sample Pool = €162,534.62; valuation report = not shown, System = €206,158.33
25	Sample Pool = €206,105.60; valuation report = not shown, System = €266,700.71
35	Sample Pool = €110,946.39; valuation report = €113,035.08, System = €106,772.08
91	Sample Pool = €266,186.24; valuation report = €270,351.36, System = €290,583.04
124	Sample Pool = €59,105.94; valuation report = €59,901.03, System = €60,979.17
147	Sample Pool = €98,592.34; valuation report = €94,543.76, System = €118,495.06
420	Sample Pool = €98,413.14; valuation report = €95,511.20, System = €178,707.09

As a result of the procedure performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.29	Bank appraisal date (field 'BANK APPRAISAL DATE [as of 30/04/2025]’)

For each property shown in the Sample Pool, we confirmed whether the bank appraisal date shown in the Current Valuation Data File agreed with that shown on the valuation report or the System as at the Current Valuation Cut-off Date. We found that the bank appraisal date agreed to that shown on the valuation report or the System as at the Current Valuation Cut-off Date, except for 9 cases.

Deloitte reference	Description of exception
15	Sample Pool = 20/05/2024; valuation report = 17/10/2023, System = 28/02/2025
16	Sample Pool = 20/05/2024; valuation report = not shown, System = 28/02/2025
22	Sample Pool = 20/05/2024; valuation report = not shown, System = 18/03/2025
25	Sample Pool = 20/05/2024; valuation report = not shown, System = 26/02/2025
35	Sample Pool = 20/05/2024; valuation report = 19/10/2023, System = 27/02/2025
91	Sample Pool = 20/05/2024; valuation report = 18/10/2023, System = 24/02/2025
124	Sample Pool = 20/05/2024; valuation report = 20/10/2023, System = 27/02/2025
147	Sample Pool = 20/05/2024; valuation report = 30/05/2022, System = 26/02/2025
420	Sample Pool = 20/05/2024; valuation report = 20/06/2022, System = 26/02/2025

As a result of the procedure performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.30	Bank appraisal type (field 'BANK APPRAISAL TYPOLOGY [as of 30/04/2025]’)

For each property shown in the Sample Pool, we confirmed whether the bank appraisal type shown in the Current Valuation Data File agreed with that shown on the System as at the Current Valuation Cut-off Date. We found that the bank appraisal type agreed to that shown on the System as at the Current Valuation Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.31	Lien ranking (field 'REGISTRY LIEN RANK [Enriched 28/05/2025]’)

For each property shown in the Sample Pool, we confirmed whether the lien ranking shown in the Sample Pool agreed with that shown on the deed or nota simple. We found that the lien ranking agreed to that shown on the deed or nota simple, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.32	Collateral address (fields 'ADDRESS (ZIP CODE)’ and ‘CONCAT(TYPE OF STREET, STREET, NUMBER, MUNICIPALITY)’)

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For each property shown in the Sample Pool, we confirmed whether the street address or zip code shown in the Sample Pool agreed with that shown on the nota simple or valuation report or System. We found that the street address or zip code agreed to that shown on the nota simple or valuation report or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.33	Plot ID (field 'PLOT ID NUMBER’)

For each property shown in the Sample Pool, we confirmed whether the plot ID shown in the Sample Pool agreed with that shown on the nota simple or valuation report or System. We found that the plot ID agreed to that shown on the nota simple or valuation report or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.34	Asset type (field 'ASSET TYPE’)

For each property shown in the Sample Pool, we confirmed whether the asset type shown in the Sample Pool agreed with that shown on the nota simple or valuation report or System. We found that the asset type agreed to that shown on the nota simple or valuation report or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3.              Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.              Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 10 September 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Arranger, the Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Arranger, the Lead Manager and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

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If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on 0113 292 1299.

Yours truly,

Deloitte LLP

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